RELATED PARTY TRANSACTIONS (Details)										1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 14, 2020 USD ($) $ / shares	Oct. 22, 2019 USD ($)	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares shares	Oct. 17, 2019 USD ($) item $ / shares	Oct. 17, 2019 USD ($) D $ / shares	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares	Aug. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares
RELATED PARTY TRANSACTIONS
Gross proceeds													$ 135,240,000
Repayments of related party debt													93,798
Exercise price per share | $ / shares											$ 11.50			$ 11.50
Outstanding balance under the Note											$ 500,000			$ 500,000
Convertible Notes Payable | Warrant [Member]
RELATED PARTY TRANSACTIONS
Conversion price | $ / shares	$ 1.00
Founder Shares
RELATED PARTY TRANSACTIONS
Shares issued | shares										2,875,000
Gross proceeds										$ 25,000
Stock dividend per share | $ / shares							$ 0.2
Founder shares outstanding | shares				3,450,000
Threshold shares subject to forfeiture | shares				450,000
Percentage of outstanding shares collectively held by initial shareholders								20.00%
Founder shares not subject to forfeiture | shares				450,000
Founder Shares | Transfer of 50% of founder shares
RELATED PARTY TRANSACTIONS
Percentage of conditional transfer of founder shares								50.00%
Period after completion of business combination for transfer of founder shares			1 year
Threshold closing price of the ordinary shares | $ / shares							$ 12.50
Trading days						20			20
Trading day period commencing after a business combination					30	30
Founder Shares | Transfer of remaining 50% of founder shares
RELATED PARTY TRANSACTIONS
Percentage of conditional transfer of founder shares								50.00%
Period after completion of business combination for transfer of founder shares			1 year
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Related party maximum borrowing capacity			$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000
Repayments of related party debt		$ 93,798
Related party debt outstanding											0		0	0
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Monthly general and administrative services fee									3,000
General and administrative services fee incurred and paid											9,000	$ 9,000	9,000	36,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Threshold convertible working capital loans			$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Exercise price per share | $ / shares			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Working capital loans outstanding													$ 0	0
Outstanding balance under the Note											$ 500,000			500,000
Related Party Loans | Convertible Notes Payable
RELATED PARTY TRANSACTIONS
Gross proceeds	$ 0
Aggregate principal amount	500,000
Outstanding balance under the Note														$ 500,000
Related Party Loans | Convertible Notes Payable | Warrant [Member]
RELATED PARTY TRANSACTIONS
Maximum amount of note that may be converted	$ 500,000
Conversion price | $ / shares	$ 1.00